IFRS 7 Disclosure - Market Risk - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
Market risk [member] | Value at risk [member]
Market Risk [Line Items]
Percentage of trading and underwriting portfolios	99.00%
Value at risk holding period	1 day
Exceptions To Trading Book Market Capitalized As Per Standardised Approach [Member]
Market Risk [Line Items]
Fair value of financial assets liabilities subject to exception designated as trading but used to hedge banking book market tests	$ 1,459
Fair value of financial assets liabilities subject to exception designated as trading but used to hedge banking book market tests, gross	$ 11,571